Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Balance at beginning of the period	$ 6,303
Balance at end of the period	5,589	$ 6,303
Spaipa SA Industria Brasileira de Bebidas [Member]
Disclosure of financial liabilities [line items]
Reversal of indemnifiable items	(899)
Indirect taxes
Disclosure of financial liabilities [line items]
Balance at beginning of the period	3,153	5,062	$ 5,421
Penalties and other charges	77		1
New contingencies	314	489	486
Cancellation and expiration	(77)	(153)	(247)
Payments	(237)	(218)	(174)
Reversal of indemnifiable items		(1,177)
Effects of changes in foreign exchange rates	(385)	(850)	(425)
Balance at end of the period	2,845	3,153	5,062
Labor
Disclosure of financial liabilities [line items]
Balance at beginning of the period	1,857	2,455	2,601
Penalties and other charges	309	233	293
New contingencies	526	249	521
Contingencies added in business combination			44
Cancellation and expiration	(445)	(61)	(283)
Payments	(360)	(592)	(500)
Effects of changes in foreign exchange rates	(80)	(427)	(221)
Balance at end of the period	1,807	1,857	2,455
Legal
Disclosure of financial liabilities [line items]
Balance at beginning of the period	1,293	1,337	1,906
Penalties and other charges	68	8	94
New contingencies	35	362	213
Contingencies added in business combination			77
Cancellation and expiration	(364)	(141)	(542)
Payments	(97)	(111)	(318)
Effects of changes in foreign exchange rates	2	(162)	(93)
Balance at end of the period	$ 937	$ 1,293	$ 1,337